Shareholder Report		12 Months Ended
	Sep. 01, 2024	Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key		0000088053
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2025
C000016568
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name		Class A
Trading Symbol		SUIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.21%

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 135
Expense Ratio, Percent		1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 22.45% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based index, the MSCI EAFE Index, returned 13.87% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 22.65%.

Stock selection was the primary driver of the Fund’s outperformance relative to the MSCI EAFE® Value Index. The Fund’s holdings outperformed in eight of the ten sectors in which it held a position, with the best results occurring in materials. The French steel producer ArcelorMittal SA (1.6%) was the top contributor in the sector. The company reported better-than-expected earnings, continued to buy back shares, and was aided by optimism that it would be among the key beneficiaries of fiscal stimulus. Holcim Ltd. AG* and Nitto Denko Corp. (2.0%) were also top contributors in materials. Financials proved to be another area of strength for the Fund, with overweights in a number of European banks, including Banco Santander SA (3.2%) and UniCredit SpA (2.8%), making the largest contributions. European banks, in general, performed well behind expectations for accelerating economic growth in the region, favorable interest rate trends, and improving fundamentals. Outside of these sectors, British American Tobacco PLC (2.6%), Compagnie Financiere Richemont SA,* and Sony Group Corp.* were leading contributors.

Industrials and utilities were the only sectors in which the Fund’s holdings failed to keep up with the corresponding benchmark components. Teleperformance SE (0.6%), a French business services provider, and DCC PLC (2.2%), a U.K.-based energy company, were also key detractors in both the industrials sector and the portfolio as a whole. Verbund AG (1.6%), an electricity provider based in Austria, was a notable detractor in utilities. At the individual stock level, the Singapore-based financial services company Oversea-Chinese Banking Corp., Ltd. (1.5%) was the largest detractor. The shares came under pressure from the combination of falling net interest margins and a CEO transition.

A negative impact from sector allocation offset much of the benefit from selection. The majority of the shortfall resulted from an overweight in the underperforming healthcare sector, together with an underweight in financials.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

* Not held at August 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI EAFE Index	MSCI EAFE® Value Index
'15	$9,425	$10,000	$10,000
'15	$8,783	$9,492	$9,377
'15	$9,234	$10,234	$10,067
'15	$9,272	$10,075	$9,817
'15	$9,074	$9,939	$9,628
'16	$8,754	$9,221	$8,845
'16	$8,517	$9,052	$8,674
'16	$8,704	$9,641	$9,246
'16	$8,645	$9,920	$9,611
'16	$8,832	$9,830	$9,458
'16	$8,335	$9,500	$8,988
'16	$8,699	$9,981	$9,461
'16	$8,808	$9,988	$9,614
'16	$8,810	$10,111	$9,707
'16	$8,747	$9,904	$9,729
'16	$8,816	$9,707	$9,669
'16	$9,153	$10,039	$10,112
'17	$9,219	$10,330	$10,361
'17	$9,589	$10,478	$10,432
'17	$9,880	$10,766	$10,724
'17	$10,214	$11,040	$10,949
'17	$10,553	$11,445	$11,202
'17	$10,481	$11,425	$11,236
'17	$10,522	$11,755	$11,612
'17	$10,567	$11,750	$11,539
'17	$10,874	$12,042	$11,895
'17	$11,089	$12,225	$11,987
'17	$11,082	$12,354	$12,095
'17	$11,143	$12,552	$12,280
'18	$11,570	$13,181	$12,943
'18	$11,028	$12,586	$12,328
'18	$11,102	$12,360	$12,031
'18	$11,134	$12,642	$12,402
'18	$10,927	$12,358	$11,864
'18	$10,723	$12,207	$11,714
'18	$10,985	$12,507	$12,050
'18	$10,771	$12,266	$11,612
'18	$10,712	$12,372	$11,852
'18	$9,962	$11,387	$11,065
'18	$9,836	$11,373	$11,003
'18	$9,511	$10,821	$10,465
'19	$10,145	$11,532	$11,166
'19	$10,392	$11,826	$11,352
'19	$10,245	$11,901	$11,294
'19	$10,577	$12,235	$11,557
'19	$9,760	$11,648	$10,888
'19	$10,290	$12,339	$11,468
'19	$10,155	$12,182	$11,210
'19	$9,829	$11,866	$10,750
'19	$10,368	$12,206	$11,268
'19	$10,860	$12,645	$11,675
'19	$11,085	$12,787	$11,721
'19	$11,521	$13,203	$12,149
'20	$11,328	$12,927	$11,710
'20	$10,417	$11,759	$10,602
'20	$8,561	$10,189	$8,723
'20	$9,278	$10,848	$9,190
'20	$9,741	$11,320	$9,470
'20	$10,138	$11,705	$9,807
'20	$10,177	$11,978	$9,826
'20	$10,642	$12,594	$10,402
'20	$10,317	$12,267	$9,924
'20	$9,785	$11,777	$9,524
'20	$11,252	$13,603	$11,328
'20	$11,832	$14,235	$11,830
'21	$11,589	$14,083	$11,738
'21	$11,894	$14,399	$12,297
'21	$12,384	$14,730	$12,711
'21	$12,605	$15,173	$12,953
'21	$13,182	$15,668	$13,402
'21	$12,874	$15,492	$13,093
'21	$12,852	$15,609	$13,061
'21	$12,924	$15,884	$13,209
'21	$12,339	$15,423	$12,967
'21	$12,501	$15,802	$13,174
'21	$12,081	$15,067	$12,381
'21	$12,893	$15,838	$13,118
'22	$12,689	$15,073	$13,255
'22	$12,279	$14,806	$13,075
'22	$12,243	$14,902	$13,162
'22	$11,403	$13,938	$12,496
'22	$11,798	$14,042	$12,804
'22	$10,548	$12,739	$11,529
'22	$10,886	$13,374	$11,769
'22	$10,247	$12,739	$11,372
'22	$9,322	$11,547	$10,352
'22	$9,925	$12,168	$11,020
'22	$11,331	$13,539	$12,231
'22	$11,150	$13,549	$12,386
'23	$12,142	$14,647	$13,342
'23	$11,878	$14,341	$13,155
'23	$12,200	$14,696	$13,121
'23	$12,243	$15,111	$13,544
'23	$11,671	$14,472	$12,814
'23	$12,237	$15,130	$13,535
'23	$12,724	$15,620	$14,150
'23	$12,320	$15,022	$13,731
'23	$11,974	$14,508	$13,614
'23	$11,488	$13,920	$13,016
'23	$12,405	$15,212	$14,047
'23	$13,207	$16,021	$14,733
'24	$13,072	$16,113	$14,723
'24	$13,319	$16,408	$14,750
'24	$13,728	$16,947	$15,393
'24	$13,275	$16,513	$15,236
'24	$13,934	$17,153	$15,836
'24	$13,196	$16,876	$15,395
'24	$13,731	$17,371	$16,117
'24	$14,187	$17,936	$16,530
'24	$14,201	$18,102	$16,764
'24	$13,635	$17,117	$15,977
'24	$13,591	$17,020	$15,854
'24	$13,483	$16,633	$15,571
'25	$14,155	$17,507	$16,365
'25	$15,074	$17,847	$16,975
'25	$15,306	$17,775	$17,371
'25	$15,616	$18,589	$18,075
'25	$16,094	$19,439	$18,801
'25	$16,504	$19,868	$19,128
'25	$16,453	$19,589	$19,177
'25	$17,371	$20,424	$20,274

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	22.45%	10.30%	6.31%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	15.41%	9.00%	5.68%
MSCI EAFE Index	13.87%	10.15%	7.40%
MSCI EAFE® Value Index	22.65%	14.28%	7.32%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 494,780,336
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 2,480,990
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	494,780,336
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	2,480,990

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	24%
Health Care	20%
Industrials	14%
Consumer Staples	9%
Materials	8%
Consumer Discretionary	7%
Utilities	5%
Energy	5%
Information Technology	4%
Communication Services	3%

Geographical Diversification

Country	% of Net Assets
Japan	24%
United Kingdom	19%
France	12%
Spain	6%
Switzerland	5%
Italy	5%
Singapore	4%
Germany	4%
Luxembourg	4%
Australia	3%
Other	13%

Ten Largest Equity Holdings

Holdings	29.2% of Net Assets
Sanofi SA (France)	3.3%
Banco Santander SA (Spain)	3.2%
HSBC Holdings PLC (United Kingdom)	3.0%
Komatsu Ltd. (Japan)	2.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)	2.9%
Ono Pharmaceutical Co., Ltd. (Japan)	2.8%
Shionogi & Co., Ltd. (Japan)	2.8%
Imperial Brands PLC (United Kingdom)	2.8%
UniCredit SpA (Italy)	2.8%
TotalEnergies SE (France)	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.23% to 1.20%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.23% to 1.20%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016571
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name		Class C
Trading Symbol		SUICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.96%

Gross expense ratio as of the latest prospectus: 1.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 217
Expense Ratio, Percent		1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 21.53% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based index, the MSCI EAFE Index, returned 13.87% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 22.65%.

Stock selection was the primary driver of the Fund’s outperformance relative to the MSCI EAFE® Value Index. The Fund’s holdings outperformed in eight of the ten sectors in which it held a position, with the best results occurring in materials. The French steel producer ArcelorMittal SA (1.6%) was the top contributor in the sector. The company reported better-than-expected earnings, continued to buy back shares, and was aided by optimism that it would be among the key beneficiaries of fiscal stimulus. Holcim Ltd. AG* and Nitto Denko Corp. (2.0%) were also top contributors in materials. Financials proved to be another area of strength for the Fund, with overweights in a number of European banks, including Banco Santander SA (3.2%) and UniCredit SpA (2.8%), making the largest contributions. European banks, in general, performed well behind expectations for accelerating economic growth in the region, favorable interest rate trends, and improving fundamentals. Outside of these sectors, British American Tobacco PLC (2.6%), Compagnie Financiere Richemont SA,* and Sony Group Corp.* were leading contributors.

Industrials and utilities were the only sectors in which the Fund’s holdings failed to keep up with the corresponding benchmark components. Teleperformance SE (0.6%), a French business services provider, and DCC PLC (2.2%), a U.K.-based energy company, were also key detractors in both the industrials sector and the portfolio as a whole. Verbund AG (1.6%), an electricity provider based in Austria, was a notable detractor in utilities. At the individual stock level, the Singapore-based financial services company Oversea-Chinese Banking Corp., Ltd. (1.5%) was the largest detractor. The shares came under pressure from the combination of falling net interest margins and a CEO transition.

A negative impact from sector allocation offset much of the benefit from selection. The majority of the shortfall resulted from an overweight in the underperforming healthcare sector, together with an underweight in financials.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

* Not held at August 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index	MSCI EAFE® Value Index
'15	$10,000	$10,000	$10,000
'15	$9,312	$9,492	$9,377
'15	$9,784	$10,234	$10,067
'15	$9,818	$10,075	$9,817
'15	$9,603	$9,939	$9,628
'16	$9,257	$9,221	$8,845
'16	$9,004	$9,052	$8,674
'16	$9,195	$9,641	$9,246
'16	$9,128	$9,920	$9,611
'16	$9,317	$9,830	$9,458
'16	$8,787	$9,500	$8,988
'16	$9,168	$9,981	$9,461
'16	$9,274	$9,988	$9,614
'16	$9,271	$10,111	$9,707
'16	$9,200	$9,904	$9,729
'16	$9,267	$9,707	$9,669
'16	$9,616	$10,039	$10,112
'17	$9,678	$10,330	$10,361
'17	$10,056	$10,478	$10,432
'17	$10,357	$10,766	$10,724
'17	$10,700	$11,040	$10,949
'17	$11,046	$11,445	$11,202
'17	$10,966	$11,425	$11,236
'17	$11,001	$11,755	$11,612
'17	$11,037	$11,750	$11,539
'17	$11,352	$12,042	$11,895
'17	$11,567	$12,225	$11,987
'17	$11,553	$12,354	$12,095
'17	$11,609	$12,552	$12,280
'18	$12,047	$13,181	$12,943
'18	$11,477	$12,586	$12,328
'18	$11,547	$12,360	$12,031
'18	$11,573	$12,642	$12,402
'18	$11,352	$12,358	$11,864
'18	$11,134	$12,207	$11,714
'18	$11,398	$12,507	$12,050
'18	$11,172	$12,266	$11,612
'18	$11,103	$12,372	$11,852
'18	$10,320	$11,387	$11,065
'18	$10,180	$11,373	$11,003
'18	$9,838	$10,821	$10,465
'19	$10,489	$11,532	$11,166
'19	$10,738	$11,826	$11,352
'19	$10,580	$11,901	$11,294
'19	$10,919	$12,235	$11,557
'19	$10,067	$11,648	$10,888
'19	$10,608	$12,339	$11,468
'19	$10,464	$12,182	$11,210
'19	$10,121	$11,866	$10,750
'19	$10,669	$12,206	$11,268
'19	$11,170	$12,645	$11,675
'19	$11,395	$12,787	$11,721
'19	$11,835	$13,203	$12,149
'20	$11,628	$12,927	$11,710
'20	$10,688	$11,759	$10,602
'20	$8,778	$10,189	$8,723
'20	$9,508	$10,848	$9,190
'20	$9,976	$11,320	$9,470
'20	$10,377	$11,705	$9,807
'20	$10,410	$11,978	$9,826
'20	$10,880	$12,594	$10,402
'20	$10,542	$12,267	$9,924
'20	$9,993	$11,777	$9,524
'20	$11,481	$13,603	$11,328
'20	$12,067	$14,235	$11,830
'21	$11,813	$14,083	$11,738
'21	$12,116	$14,399	$12,297
'21	$12,610	$14,730	$12,711
'21	$12,826	$15,173	$12,953
'21	$13,407	$15,668	$13,402
'21	$13,084	$15,492	$13,093
'21	$13,053	$15,609	$13,061
'21	$13,119	$15,884	$13,209
'21	$12,518	$15,423	$12,967
'21	$12,674	$15,802	$13,174
'21	$12,241	$15,067	$12,381
'21	$13,055	$15,838	$13,118
'22	$12,840	$15,073	$13,255
'22	$12,421	$14,806	$13,075
'22	$12,376	$14,902	$13,162
'22	$11,520	$13,938	$12,496
'22	$11,910	$14,042	$12,804
'22	$10,642	$12,739	$11,529
'22	$10,975	$13,374	$11,769
'22	$10,325	$12,739	$11,372
'22	$9,387	$11,547	$10,352
'22	$9,990	$12,168	$11,020
'22	$11,399	$13,539	$12,231
'22	$11,207	$13,549	$12,386
'23	$12,197	$14,647	$13,342
'23	$11,923	$14,341	$13,155
'23	$12,240	$14,696	$13,121
'23	$12,275	$15,111	$13,544
'23	$11,695	$14,472	$12,814
'23	$12,253	$15,130	$13,535
'23	$12,733	$15,620	$14,150
'23	$12,320	$15,022	$13,731
'23	$11,966	$14,508	$13,614
'23	$11,472	$13,920	$13,016
'23	$12,382	$15,212	$14,047
'23	$13,175	$16,021	$14,733
'24	$13,032	$16,113	$14,723
'24	$13,271	$16,408	$14,750
'24	$13,670	$16,947	$15,393
'24	$13,211	$16,513	$15,236
'24	$13,857	$17,153	$15,836
'24	$13,115	$16,876	$15,395
'24	$13,637	$17,371	$16,117
'24	$14,083	$17,936	$16,530
'24	$14,088	$18,102	$16,764
'24	$13,519	$17,117	$15,977
'24	$13,467	$17,020	$15,854
'24	$13,352	$16,633	$15,571
'25	$14,006	$17,507	$16,365
'25	$14,908	$17,847	$16,975
'25	$15,130	$17,775	$17,371
'25	$15,424	$18,589	$18,075
'25	$15,888	$19,439	$18,801
'25	$16,281	$19,868	$19,128
'25	$16,219	$19,589	$19,177
'25	$17,115	$20,424	$20,274

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	21.53%	9.48%	5.52%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	20.53%	9.48%	5.52%
MSCI EAFE Index	13.87%	10.15%	7.40%
MSCI EAFE® Value Index	22.65%	14.28%	7.32%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 494,780,336
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 2,480,990
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	494,780,336
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	2,480,990

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	24%
Health Care	20%
Industrials	14%
Consumer Staples	9%
Materials	8%
Consumer Discretionary	7%
Utilities	5%
Energy	5%
Information Technology	4%
Communication Services	3%

Geographical Diversification

Country	% of Net Assets
Japan	24%
United Kingdom	19%
France	12%
Spain	6%
Switzerland	5%
Italy	5%
Singapore	4%
Germany	4%
Luxembourg	4%
Australia	3%
Other	13%

Ten Largest Equity Holdings

Holdings	29.2% of Net Assets
Sanofi SA (France)	3.3%
Banco Santander SA (Spain)	3.2%
HSBC Holdings PLC (United Kingdom)	3.0%
Komatsu Ltd. (Japan)	2.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)	2.9%
Ono Pharmaceutical Co., Ltd. (Japan)	2.8%
Shionogi & Co., Ltd. (Japan)	2.8%
Imperial Brands PLC (United Kingdom)	2.8%
UniCredit SpA (Italy)	2.8%
TotalEnergies SE (France)	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.98% to 1.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.98% to 1.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000149477
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name		Class R6
Trading Symbol		SUIRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.80%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 22.89% for the period ended August 31, 2025. The Fund's broad-based index, the MSCI EAFE Index, returned 13.87% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 22.65%.

Stock selection was the primary driver of the Fund’s outperformance relative to the MSCI EAFE® Value Index. The Fund’s holdings outperformed in eight of the ten sectors in which it held a position, with the best results occurring in materials. The French steel producer ArcelorMittal SA (1.6%) was the top contributor in the sector. The company reported better-than-expected earnings, continued to buy back shares, and was aided by optimism that it would be among the key beneficiaries of fiscal stimulus. Holcim Ltd. AG* and Nitto Denko Corp. (2.0%) were also top contributors in materials. Financials proved to be another area of strength for the Fund, with overweights in a number of European banks, including Banco Santander SA (3.2%) and UniCredit SpA (2.8%), making the largest contributions. European banks, in general, performed well behind expectations for accelerating economic growth in the region, favorable interest rate trends, and improving fundamentals. Outside of these sectors, British American Tobacco PLC (2.6%), Compagnie Financiere Richemont SA,* and Sony Group Corp.* were leading contributors.

Industrials and utilities were the only sectors in which the Fund’s holdings failed to keep up with the corresponding benchmark components. Teleperformance SE (0.6%), a French business services provider, and DCC PLC (2.2%), a U.K.-based energy company, were also key detractors in both the industrials sector and the portfolio as a whole. Verbund AG (1.6%), an electricity provider based in Austria, was a notable detractor in utilities. At the individual stock level, the Singapore-based financial services company Oversea-Chinese Banking Corp., Ltd. (1.5%) was the largest detractor. The shares came under pressure from the combination of falling net interest margins and a CEO transition.

A negative impact from sector allocation offset much of the benefit from selection. The majority of the shortfall resulted from an overweight in the underperforming healthcare sector, together with an underweight in financials.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

* Not held at August 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index	MSCI EAFE® Value Index
'15	$10,000	$10,000	$10,000
'15	$9,321	$9,492	$9,377
'15	$9,802	$10,234	$10,067
'15	$9,844	$10,075	$9,817
'15	$9,639	$9,939	$9,628
'16	$9,302	$9,221	$8,845
'16	$9,054	$9,052	$8,674
'16	$9,255	$9,641	$9,246
'16	$9,198	$9,920	$9,611
'16	$9,396	$9,830	$9,458
'16	$8,872	$9,500	$8,988
'16	$9,262	$9,981	$9,461
'16	$9,380	$9,988	$9,614
'16	$9,385	$10,111	$9,707
'16	$9,322	$9,904	$9,729
'16	$9,401	$9,707	$9,669
'16	$9,764	$10,039	$10,112
'17	$9,836	$10,330	$10,361
'17	$10,232	$10,478	$10,432
'17	$10,549	$10,766	$10,724
'17	$10,909	$11,040	$10,949
'17	$11,273	$11,445	$11,202
'17	$11,201	$11,425	$11,236
'17	$11,249	$11,755	$11,612
'17	$11,295	$11,750	$11,539
'17	$11,629	$12,042	$11,895
'17	$11,861	$12,225	$11,987
'17	$11,857	$12,354	$12,095
'17	$11,928	$12,552	$12,280
'18	$12,389	$13,181	$12,943
'18	$11,813	$12,586	$12,328
'18	$11,896	$12,360	$12,031
'18	$11,933	$12,642	$12,402
'18	$11,714	$12,358	$11,864
'18	$11,502	$12,207	$11,714
'18	$11,785	$12,507	$12,050
'18	$11,561	$12,266	$11,612
'18	$11,500	$12,372	$11,852
'18	$10,701	$11,387	$11,065
'18	$10,568	$11,373	$11,003
'18	$10,223	$10,821	$10,465
'19	$10,907	$11,532	$11,166
'19	$11,176	$11,826	$11,352
'19	$11,025	$11,901	$11,294
'19	$11,386	$12,235	$11,557
'19	$10,507	$11,648	$10,888
'19	$11,081	$12,339	$11,468
'19	$10,940	$12,182	$11,210
'19	$10,592	$11,866	$10,750
'19	$11,176	$12,206	$11,268
'19	$11,711	$12,645	$11,675
'19	$11,957	$12,787	$11,721
'19	$12,433	$13,203	$12,149
'20	$12,226	$12,927	$11,710
'20	$11,250	$11,759	$10,602
'20	$9,247	$10,189	$8,723
'20	$10,027	$10,848	$9,190
'20	$10,531	$11,320	$9,470
'20	$10,963	$11,705	$9,807
'20	$11,008	$11,978	$9,826
'20	$11,515	$12,594	$10,402
'20	$11,165	$12,267	$9,924
'20	$10,595	$11,777	$9,524
'20	$12,186	$13,603	$11,328
'20	$12,820	$14,235	$11,830
'21	$12,561	$14,083	$11,738
'21	$12,896	$14,399	$12,297
'21	$13,434	$14,730	$12,711
'21	$13,678	$15,173	$12,953
'21	$14,308	$15,668	$13,402
'21	$13,978	$15,492	$13,093
'21	$13,959	$15,609	$13,061
'21	$14,043	$15,884	$13,209
'21	$13,413	$15,423	$12,967
'21	$13,594	$15,802	$13,174
'21	$13,139	$15,067	$12,381
'21	$14,030	$15,838	$13,118
'22	$13,810	$15,073	$13,255
'22	$13,371	$14,806	$13,075
'22	$13,334	$14,902	$13,162
'22	$12,425	$13,938	$12,496
'22	$12,861	$14,042	$12,804
'22	$11,502	$12,739	$11,529
'22	$11,873	$13,374	$11,769
'22	$11,181	$12,739	$11,372
'22	$10,176	$11,547	$10,352
'22	$10,838	$12,168	$11,020
'22	$12,377	$13,539	$12,231
'22	$12,183	$13,549	$12,386
'23	$13,274	$14,647	$13,342
'23	$12,988	$14,341	$13,155
'23	$13,347	$14,696	$13,121
'23	$13,396	$15,111	$13,544
'23	$12,775	$14,472	$12,814
'23	$13,399	$15,130	$13,535
'23	$13,936	$15,620	$14,150
'23	$13,499	$15,022	$13,731
'23	$13,125	$14,508	$13,614
'23	$12,597	$13,920	$13,016
'23	$13,609	$15,212	$14,047
'23	$14,494	$16,021	$14,733
'24	$14,352	$16,113	$14,723
'24	$14,624	$16,408	$14,750
'24	$15,081	$16,947	$15,393
'24	$14,591	$16,513	$15,236
'24	$15,317	$17,153	$15,836
'24	$14,509	$16,876	$15,395
'24	$15,105	$17,371	$16,117
'24	$15,614	$17,936	$16,530
'24	$15,632	$18,102	$16,764
'24	$15,014	$17,117	$15,977
'24	$14,966	$17,020	$15,854
'24	$14,853	$16,633	$15,571
'25	$15,597	$17,507	$16,365
'25	$16,614	$17,847	$16,975
'25	$16,880	$17,775	$17,371
'25	$17,227	$18,589	$18,075
'25	$17,759	$19,439	$18,801
'25	$18,218	$19,868	$19,128
'25	$18,168	$19,589	$19,177
'25	$19,188	$20,424	$20,274

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	22.89%	10.75%	6.73%
MSCI EAFE Index	13.87%	10.15%	7.40%
MSCI EAFE® Value Index	22.65%	14.28%	7.32%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 494,780,336
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 2,480,990
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	494,780,336
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	2,480,990

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	24%
Health Care	20%
Industrials	14%
Consumer Staples	9%
Materials	8%
Consumer Discretionary	7%
Utilities	5%
Energy	5%
Information Technology	4%
Communication Services	3%

Geographical Diversification

Country	% of Net Assets
Japan	24%
United Kingdom	19%
France	12%
Spain	6%
Switzerland	5%
Italy	5%
Singapore	4%
Germany	4%
Luxembourg	4%
Australia	3%
Other	13%

Ten Largest Equity Holdings

Holdings	29.2% of Net Assets
Sanofi SA (France)	3.3%
Banco Santander SA (Spain)	3.2%
HSBC Holdings PLC (United Kingdom)	3.0%
Komatsu Ltd. (Japan)	2.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)	2.9%
Ono Pharmaceutical Co., Ltd. (Japan)	2.8%
Shionogi & Co., Ltd. (Japan)	2.8%
Imperial Brands PLC (United Kingdom)	2.8%
UniCredit SpA (Italy)	2.8%
TotalEnergies SE (France)	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.98% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.98% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016572
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name		Class S
Trading Symbol		SCINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$102	0.92%

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 22.80% for the period ended August 31, 2025. The Fund's broad-based index, the MSCI EAFE Index, returned 13.87% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 22.65%.

Stock selection was the primary driver of the Fund’s outperformance relative to the MSCI EAFE® Value Index. The Fund’s holdings outperformed in eight of the ten sectors in which it held a position, with the best results occurring in materials. The French steel producer ArcelorMittal SA (1.6%) was the top contributor in the sector. The company reported better-than-expected earnings, continued to buy back shares, and was aided by optimism that it would be among the key beneficiaries of fiscal stimulus. Holcim Ltd. AG* and Nitto Denko Corp. (2.0%) were also top contributors in materials. Financials proved to be another area of strength for the Fund, with overweights in a number of European banks, including Banco Santander SA (3.2%) and UniCredit SpA (2.8%), making the largest contributions. European banks, in general, performed well behind expectations for accelerating economic growth in the region, favorable interest rate trends, and improving fundamentals. Outside of these sectors, British American Tobacco PLC (2.6%), Compagnie Financiere Richemont SA,* and Sony Group Corp.* were leading contributors.

Industrials and utilities were the only sectors in which the Fund’s holdings failed to keep up with the corresponding benchmark components. Teleperformance SE (0.6%), a French business services provider, and DCC PLC (2.2%), a U.K.-based energy company, were also key detractors in both the industrials sector and the portfolio as a whole. Verbund AG (1.6%), an electricity provider based in Austria, was a notable detractor in utilities. At the individual stock level, the Singapore-based financial services company Oversea-Chinese Banking Corp., Ltd. (1.5%) was the largest detractor. The shares came under pressure from the combination of falling net interest margins and a CEO transition.

A negative impact from sector allocation offset much of the benefit from selection. The majority of the shortfall resulted from an overweight in the underperforming healthcare sector, together with an underweight in financials.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

* Not held at August 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI EAFE Index	MSCI EAFE® Value Index
'15	$10,000	$10,000	$10,000
'15	$9,320	$9,492	$9,377
'15	$9,801	$10,234	$10,067
'15	$9,843	$10,075	$9,817
'15	$9,634	$9,939	$9,628
'16	$9,297	$9,221	$8,845
'16	$9,047	$9,052	$8,674
'16	$9,246	$9,641	$9,246
'16	$9,187	$9,920	$9,611
'16	$9,386	$9,830	$9,458
'16	$8,859	$9,500	$8,988
'16	$9,251	$9,981	$9,461
'16	$9,368	$9,988	$9,614
'16	$9,370	$10,111	$9,707
'16	$9,306	$9,904	$9,729
'16	$9,382	$9,707	$9,669
'16	$9,743	$10,039	$10,112
'17	$9,815	$10,330	$10,361
'17	$10,207	$10,478	$10,432
'17	$10,521	$10,766	$10,724
'17	$10,880	$11,040	$10,949
'17	$11,244	$11,445	$11,202
'17	$11,170	$11,425	$11,236
'17	$11,216	$11,755	$11,612
'17	$11,261	$11,750	$11,539
'17	$11,592	$12,042	$11,895
'17	$11,822	$12,225	$11,987
'17	$11,817	$12,354	$12,095
'17	$11,887	$12,552	$12,280
'18	$12,343	$13,181	$12,943
'18	$11,770	$12,586	$12,328
'18	$11,850	$12,360	$12,031
'18	$11,884	$12,642	$12,402
'18	$11,667	$12,358	$11,864
'18	$11,453	$12,207	$11,714
'18	$11,733	$12,507	$12,050
'18	$11,509	$12,266	$11,612
'18	$11,448	$12,372	$11,852
'18	$10,648	$11,387	$11,065
'18	$10,516	$11,373	$11,003
'18	$10,172	$10,821	$10,465
'19	$10,853	$11,532	$11,166
'19	$11,119	$11,826	$11,352
'19	$10,964	$11,901	$11,294
'19	$11,324	$12,235	$11,557
'19	$10,451	$11,648	$10,888
'19	$11,020	$12,339	$11,468
'19	$10,878	$12,182	$11,210
'19	$10,532	$11,866	$10,750
'19	$11,109	$12,206	$11,268
'19	$11,640	$12,645	$11,675
'19	$11,886	$12,787	$11,721
'19	$12,355	$13,203	$12,149
'20	$12,150	$12,927	$11,710
'20	$11,177	$11,759	$10,602
'20	$9,185	$10,189	$8,723
'20	$9,960	$10,848	$9,190
'20	$10,457	$11,320	$9,470
'20	$10,886	$11,705	$9,807
'20	$10,931	$11,978	$9,826
'20	$11,433	$12,594	$10,402
'20	$11,085	$12,267	$9,924
'20	$10,517	$11,777	$9,524
'20	$12,095	$13,603	$11,328
'20	$12,723	$14,235	$11,830
'21	$12,465	$14,083	$11,738
'21	$12,795	$14,399	$12,297
'21	$13,328	$14,730	$12,711
'21	$13,568	$15,173	$12,953
'21	$14,192	$15,668	$13,402
'21	$13,864	$15,492	$13,093
'21	$13,843	$15,609	$13,061
'21	$13,925	$15,884	$13,209
'21	$13,296	$15,423	$12,967
'21	$13,475	$15,802	$13,174
'21	$13,024	$15,067	$12,381
'21	$13,904	$15,838	$13,118
'22	$13,685	$15,073	$13,255
'22	$13,248	$14,806	$13,075
'22	$13,212	$14,902	$13,162
'22	$12,309	$13,938	$12,496
'22	$12,738	$14,042	$12,804
'22	$11,389	$12,739	$11,529
'22	$11,755	$13,374	$11,769
'22	$11,071	$12,739	$11,372
'22	$10,074	$11,547	$10,352
'22	$10,727	$12,168	$11,020
'22	$12,251	$13,539	$12,231
'22	$12,059	$13,549	$12,386
'23	$13,133	$14,647	$13,342
'23	$12,850	$14,341	$13,155
'23	$13,202	$14,696	$13,121
'23	$13,251	$15,111	$13,544
'23	$12,635	$14,472	$12,814
'23	$13,251	$15,130	$13,535
'23	$13,781	$15,620	$14,150
'23	$13,346	$15,022	$13,731
'23	$12,976	$14,508	$13,614
'23	$12,451	$13,920	$13,016
'23	$13,449	$15,212	$14,047
'23	$14,324	$16,021	$14,733
'24	$14,181	$16,113	$14,723
'24	$14,449	$16,408	$14,750
'24	$14,897	$16,947	$15,393
'24	$14,410	$16,513	$15,236
'24	$15,129	$17,153	$15,836
'24	$14,330	$16,876	$15,395
'24	$14,915	$17,371	$16,117
'24	$15,414	$17,936	$16,530
'24	$15,434	$18,102	$16,764
'24	$14,823	$17,117	$15,977
'24	$14,775	$17,020	$15,854
'24	$14,661	$16,633	$15,571
'25	$15,397	$17,507	$16,365
'25	$16,399	$17,847	$16,975
'25	$16,657	$17,775	$17,371
'25	$16,997	$18,589	$18,075
'25	$17,521	$19,439	$18,801
'25	$17,974	$19,868	$19,128
'25	$17,922	$19,589	$19,177
'25	$18,927	$20,424	$20,274

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	22.80%	10.61%	6.59%
MSCI EAFE Index	13.87%	10.15%	7.40%
MSCI EAFE® Value Index	22.65%	14.28%	7.32%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 494,780,336
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 2,480,990
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	494,780,336
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	2,480,990

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	24%
Health Care	20%
Industrials	14%
Consumer Staples	9%
Materials	8%
Consumer Discretionary	7%
Utilities	5%
Energy	5%
Information Technology	4%
Communication Services	3%

Geographical Diversification

Country	% of Net Assets
Japan	24%
United Kingdom	19%
France	12%
Spain	6%
Switzerland	5%
Italy	5%
Singapore	4%
Germany	4%
Luxembourg	4%
Australia	3%
Other	13%

Ten Largest Equity Holdings

Holdings	29.2% of Net Assets
Sanofi SA (France)	3.3%
Banco Santander SA (Spain)	3.2%
HSBC Holdings PLC (United Kingdom)	3.0%
Komatsu Ltd. (Japan)	2.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)	2.9%
Ono Pharmaceutical Co., Ltd. (Japan)	2.8%
Shionogi & Co., Ltd. (Japan)	2.8%
Imperial Brands PLC (United Kingdom)	2.8%
UniCredit SpA (Italy)	2.8%
TotalEnergies SE (France)	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.98% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.98% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016573
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund
Class Name		Institutional Class
Trading Symbol		SUIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® International Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.89%

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 22.83% for the period ended August 31, 2025. The Fund's broad-based index, the MSCI EAFE Index, returned 13.87% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 22.65%.

Stock selection was the primary driver of the Fund’s outperformance relative to the MSCI EAFE® Value Index. The Fund’s holdings outperformed in eight of the ten sectors in which it held a position, with the best results occurring in materials. The French steel producer ArcelorMittal SA (1.6%) was the top contributor in the sector. The company reported better-than-expected earnings, continued to buy back shares, and was aided by optimism that it would be among the key beneficiaries of fiscal stimulus. Holcim Ltd. AG* and Nitto Denko Corp. (2.0%) were also top contributors in materials. Financials proved to be another area of strength for the Fund, with overweights in a number of European banks, including Banco Santander SA (3.2%) and UniCredit SpA (2.8%), making the largest contributions. European banks, in general, performed well behind expectations for accelerating economic growth in the region, favorable interest rate trends, and improving fundamentals. Outside of these sectors, British American Tobacco PLC (2.6%), Compagnie Financiere Richemont SA,* and Sony Group Corp.* were leading contributors.

Industrials and utilities were the only sectors in which the Fund’s holdings failed to keep up with the corresponding benchmark components. Teleperformance SE (0.6%), a French business services provider, and DCC PLC (2.2%), a U.K.-based energy company, were also key detractors in both the industrials sector and the portfolio as a whole. Verbund AG (1.6%), an electricity provider based in Austria, was a notable detractor in utilities. At the individual stock level, the Singapore-based financial services company Oversea-Chinese Banking Corp., Ltd. (1.5%) was the largest detractor. The shares came under pressure from the combination of falling net interest margins and a CEO transition.

A negative impact from sector allocation offset much of the benefit from selection. The majority of the shortfall resulted from an overweight in the underperforming healthcare sector, together with an underweight in financials.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

* Not held at August 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI EAFE Index	MSCI EAFE® Value Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$931,955	$949,224	$937,690
'15	$980,209	$1,023,424	$1,006,704
'15	$984,212	$1,007,503	$981,727
'15	$963,318	$993,928	$962,816
'16	$929,687	$922,053	$884,494
'16	$905,040	$905,160	$867,394
'16	$924,850	$964,056	$924,603
'16	$919,091	$991,966	$961,061
'16	$939,131	$982,955	$945,779
'16	$886,612	$949,960	$898,830
'16	$925,541	$998,105	$946,064
'16	$937,289	$998,814	$961,376
'16	$937,749	$1,011,084	$970,670
'16	$931,299	$990,402	$972,936
'16	$939,131	$970,677	$966,930
'16	$975,052	$1,003,869	$1,011,194
'17	$982,228	$1,032,989	$1,036,093
'17	$1,021,699	$1,047,760	$1,043,177
'17	$1,053,276	$1,076,603	$1,072,353
'17	$1,089,159	$1,103,997	$1,094,852
'17	$1,125,520	$1,144,518	$1,120,207
'17	$1,118,343	$1,142,494	$1,123,591
'17	$1,123,127	$1,175,450	$1,161,175
'17	$1,127,433	$1,175,007	$1,153,930
'17	$1,160,685	$1,204,242	$1,189,519
'17	$1,183,889	$1,222,528	$1,198,731
'17	$1,183,410	$1,235,351	$1,209,475
'17	$1,190,377	$1,255,180	$1,228,015
'18	$1,236,264	$1,318,139	$1,294,321
'18	$1,178,843	$1,258,644	$1,232,815
'18	$1,186,941	$1,235,959	$1,203,113
'18	$1,190,377	$1,264,179	$1,240,177
'18	$1,168,537	$1,235,763	$1,186,427
'18	$1,147,188	$1,220,665	$1,171,383
'18	$1,175,408	$1,250,712	$1,205,010
'18	$1,153,078	$1,226,558	$1,161,180
'18	$1,146,943	$1,237,203	$1,185,186
'18	$1,066,947	$1,138,731	$1,106,494
'18	$1,053,696	$1,137,296	$1,100,337
'18	$1,019,152	$1,082,087	$1,046,539
'19	$1,087,452	$1,153,202	$1,116,583
'19	$1,114,211	$1,182,599	$1,135,152
'19	$1,098,920	$1,190,056	$1,129,380
'19	$1,134,854	$1,223,515	$1,155,693
'19	$1,047,440	$1,164,755	$1,088,794
'19	$1,104,272	$1,233,855	$1,146,803
'19	$1,090,000	$1,218,189	$1,121,013
'19	$1,055,086	$1,186,631	$1,074,962
'19	$1,112,937	$1,220,635	$1,126,836
'19	$1,166,201	$1,264,491	$1,167,490
'19	$1,190,667	$1,278,746	$1,172,110
'19	$1,237,670	$1,320,305	$1,214,912
'20	$1,217,108	$1,292,727	$1,170,980
'20	$1,119,571	$1,175,867	$1,060,164
'20	$920,278	$1,018,926	$872,331
'20	$998,045	$1,084,751	$919,021
'20	$1,048,132	$1,131,986	$946,976
'20	$1,091,101	$1,170,530	$980,741
'20	$1,095,582	$1,197,814	$982,645
'20	$1,146,460	$1,259,395	$1,040,169
'20	$1,111,663	$1,226,672	$992,406
'20	$1,054,722	$1,177,692	$952,443
'20	$1,212,891	$1,360,250	$1,132,811
'20	$1,275,990	$1,423,496	$1,182,991
'21	$1,249,939	$1,408,330	$1,173,767
'21	$1,283,242	$1,439,918	$1,229,684
'21	$1,336,688	$1,473,026	$1,271,064
'21	$1,361,128	$1,517,349	$1,295,333
'21	$1,423,705	$1,566,831	$1,340,193
'21	$1,390,671	$1,549,198	$1,309,320
'21	$1,388,791	$1,560,863	$1,306,123
'21	$1,397,117	$1,588,396	$1,320,916
'21	$1,334,271	$1,542,299	$1,296,671
'21	$1,351,996	$1,580,232	$1,317,350
'21	$1,306,876	$1,506,682	$1,238,091
'21	$1,395,061	$1,583,830	$1,311,835
'22	$1,373,556	$1,507,293	$1,325,506
'22	$1,329,428	$1,480,642	$1,307,490
'22	$1,325,797	$1,490,159	$1,316,213
'22	$1,235,306	$1,393,754	$1,249,623
'22	$1,278,317	$1,404,203	$1,280,386
'22	$1,143,140	$1,273,910	$1,152,898
'22	$1,180,007	$1,337,389	$1,176,909
'22	$1,111,022	$1,273,870	$1,137,198
'22	$1,011,035	$1,154,703	$1,035,245
'22	$1,076,948	$1,216,797	$1,102,018
'22	$1,229,721	$1,353,852	$1,223,144
'22	$1,210,259	$1,354,940	$1,238,596
'23	$1,318,390	$1,464,659	$1,334,203
'23	$1,290,056	$1,434,097	$1,315,507
'23	$1,325,618	$1,469,640	$1,312,103
'23	$1,330,533	$1,511,132	$1,354,384
'23	$1,268,661	$1,447,184	$1,281,449
'23	$1,330,822	$1,513,045	$1,353,493
'23	$1,384,020	$1,562,002	$1,415,039
'23	$1,340,363	$1,502,158	$1,373,086
'23	$1,303,066	$1,450,848	$1,361,435
'23	$1,250,446	$1,392,028	$1,301,555
'23	$1,350,771	$1,521,233	$1,404,698
'23	$1,438,520	$1,602,055	$1,473,317
'24	$1,424,435	$1,611,275	$1,472,327
'24	$1,451,407	$1,640,768	$1,475,004
'24	$1,496,661	$1,694,732	$1,539,334
'24	$1,447,511	$1,651,332	$1,523,592
'24	$1,519,737	$1,715,296	$1,583,623
'24	$1,439,419	$1,687,605	$1,539,537
'24	$1,498,459	$1,737,113	$1,611,707
'24	$1,548,807	$1,793,597	$1,652,965
'24	$1,550,905	$1,810,160	$1,676,424
'24	$1,489,468	$1,711,722	$1,597,684
'24	$1,484,673	$1,702,011	$1,585,378
'24	$1,473,411	$1,663,304	$1,557,058
'25	$1,547,066	$1,750,713	$1,636,494
'25	$1,647,955	$1,784,665	$1,697,521
'25	$1,673,951	$1,777,465	$1,737,099
'25	$1,707,993	$1,858,882	$1,807,549
'25	$1,760,913	$1,943,931	$1,880,101
'25	$1,806,406	$1,986,763	$1,912,767
'25	$1,801,145	$1,958,875	$1,917,681
'25	$1,902,343	$2,042,386	$2,027,441

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	22.83%	10.66%	6.64%
MSCI EAFE Index	13.87%	10.15%	7.40%
MSCI EAFE® Value Index	22.65%	14.28%	7.32%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 494,780,336
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 2,480,990
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	494,780,336
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	2,480,990

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	24%
Health Care	20%
Industrials	14%
Consumer Staples	9%
Materials	8%
Consumer Discretionary	7%
Utilities	5%
Energy	5%
Information Technology	4%
Communication Services	3%

Geographical Diversification

Country	% of Net Assets
Japan	24%
United Kingdom	19%
France	12%
Spain	6%
Switzerland	5%
Italy	5%
Singapore	4%
Germany	4%
Luxembourg	4%
Australia	3%
Other	13%

Ten Largest Equity Holdings

Holdings	29.2% of Net Assets
Sanofi SA (France)	3.3%
Banco Santander SA (Spain)	3.2%
HSBC Holdings PLC (United Kingdom)	3.0%
Komatsu Ltd. (Japan)	2.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)	2.9%
Ono Pharmaceutical Co., Ltd. (Japan)	2.8%
Shionogi & Co., Ltd. (Japan)	2.8%
Imperial Brands PLC (United Kingdom)	2.8%
UniCredit SpA (Italy)	2.8%
TotalEnergies SE (France)	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.98% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.98% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.